1933 Act File No. 2-62797
                                                      1940 Act File No. 811-2871

                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                           Pre-Effective Amendment No.                       |_|

                         Post-Effective Amendment No. 28                     |X|

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT         |X|
                                     OF 1940

                                Amendment No. 26                             |X|


                    LORD ABBETT DEVELOPING GROWTH FUND, INC.
                    ----------------------------------------
                Exact Name of Registrant as Specified in Charter

                  767 FIFTH AVENUE, NEW YORK, N. Y. 10153-0203
                  --------------------------------------------
                      Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800
                  --------------------------------------------

                         Thomas F. Konop, Vice President
                     767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately on filing pursuant to paragraph (b)

|_|   on (date) pursuant to paragraph (b)

|X|   60 days after filing pursuant to paragraph (a) (1)

|_|   on (date) pursuant to paragraph (a) (1)

|_|   75 days after filing pursuant to paragraph (a) (2)

|_|   on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            Prospectus March 1, 1999

               Lord Abbett
               Class Y Shares

                                      Bond-Debenture Fund
                                      Developing Growth Fund
                                      Mid-Cap Value Fund

                  FPO
[LOGO](R) LORD ABBETT & Co.
          Investment Management
A Tradition of Performance Through Disciplined Investing

As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, and it has not judged these funds for investment merit. It is a criminal offense to state otherwise.

Only class Y shares of certain funds are offered to the general public and available in all states. Please call 800-821-5129 for further information.

                               Table of Contents

                                   The Funds                                Page

         Information about past      Bond-Debenture Fund                     2
          performance, fees and      Developing Growth Fund                  4
      expenses, and state risks      Mid-Cap Value Fund                      8

                                Your Investment

         Information for managing    Purchases                               8
                your fund account    Redemptions                             9
                                     Distributions and Taxes                 9
                                     Services For Fund Investors            10
                                     Management                             10

                              For More Information

                How to learn more    Other Investment Techniques            12
                  about the funds    Glossary of Shaded Terms               17
                                     Recent Performance                     18

                             Financial Information

             Financial highlights    Bond-Debenture Fund                    19
                 of each fund and    Developing Growth Fund                 21
              broker compensation    Mid-Cap Value Fund                     25

      How to learn more about the    Back Cover
funds and other Lord Abbett funds

                                                             Bond-Debenture Fund

                                   The Funds

GOAL / APPROACH

      The fund seeks high current income and the opportunity for capital appreciation to produce a high total return. Normally, we invest principally in lower-rated debt securities, sometimes called "junk bonds," which entail greater risks than investments in higher-rated debt securities. In addition, however, at least 20% of our assets must be invested in a combination of investment grade debt securities, U.S. government securities, and cash equivalents. Also, the fund may invest up to 10% of its assets in foreign securities.

      We believe that a high total return (current income and capital appreciation) may be derived from an actively managed, diversified security portfolio. Normally, we invest at least 65% of our total assets in bond and debentures. These debt securities normally will consist of secured debt obligations (bonds), general unsecured debt obligations (debentures) and debt securities that are subordinated to other debt of the same issuer. We seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants to purchase common stocks. In doing so, we use fundamental, bottoms-up research to identify undervalued securities.

      While typically fully invested, we may take a temporary defensive position in cash and short-term debt securities. This could prevent the fund from realizing its investment objective.

      The fund may engage in active and frequent trading of its portfolio securities to achieve its principal investment objective and may have a portfolio turnover rate greater than 100%. This turnover may increase transaction costs, but is not expected to have adverse tax consequences.

MAIN RISKS

      The lower-rated debt securities in which the fund principally invests involve greater credit risks than do investment grade bonds. In other words, some companies whose securities we own may default on principal and/or interest payments after we buy their securities. Companies that issue high yield debt securities are not as strong financially as those with higher credit ratings. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce investment risk, but losses may occur, meaning that you could lose money. In addition, we attempt to reduce investment risk by 20% of our assets must be invested in a combination of investment grade debt securities, U.S. government securities, and cash equivalents.

      In addition, as with other bond funds, the value of your investment will change as interest rates fluctuate. When interest rates rise, share value is likely to decline.

      Finally, the high yield debt securities market is prone to sudden and sharp changes in prices due to a variety of factors. Changes in economic forecasts, investor psychology, stock market activities and other forces can cause prices to fluctuate greatly.

      An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

We or the fund refers to the Lord Abbett Bond-Debenture Fund ("Bond Debenture"), which operates under the supervision of the its Board with the advice of Lord, Abbett & Co.("Lord Abbett"), its investment manager.

About the fund. The fund is a professionally managed portfolio primarily holding municipal bonds purchased with the pooled money of investors. It strives to reach its stated goal, although as with all funds, it cannot guarantee results.

High Yield Debt Securities. High yield debt securities or "junk bonds" are rated BB/Ba or lower and typically pay a higher yield than investment-grade debt securities. These bonds have a higher risk of default than investment grade bonds and their prices can be much more volatile. The Fund will not invest more than 10% of its assets measured at the time of investment in high yield debt securities.

Investment grade debt securities are, at the time of purchase, rated in one of the four highest grades determined either by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services, or determined by Lord Abbett to be equivalent in quality.

U.S. government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Foreign Securities. Foreign securities are securities primarily traded in countries outside the United States. These securities are not subject to the same degree of regulation and may be more volatile and less liquid than securities traded in major U.S. markets. Other considerations include political and social instability, expropriations, higher transaction costs, currency fluctuations, nondeductable withholding taxes and different settlement practices.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describe the other investment strategies used by the funds and their risks.


2 The Funds

                               Bond-Debenture Fund

                                                              Symbols: Class Y -

PAST PERFORMANCE

      The information below provides some indication of the risks of investing in the fund, showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

                                 AWAITING DATA

================================================================================
      The table below shows a comparison of the fund's class A average annual total return to that of the S&P 500(R) Index. Fund returns assume reinvestment of dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class                 1 Year         5 Years        10 Years     Inception(iii)

A                      0.00.%         0.00.%         0.00.%         0.00.%
--------------------------------------------------------------------------------
S&P 500(R)Index(ii)    0.00.%         0.00.%         0.00.%         0.00.%
--------------------------------------------------------------------------------

FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

================================================================================
Fee table
--------------------------------------------------------------------------------

                                                                        Class Y

Shareholder Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                                               none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")                          none
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets) (as a % of average net assets)(1)
--------------------------------------------------------------------------------
Management Fees (See "Management")                                      0.32%
--------------------------------------------------------------------------------
Other Expenses (See "Management")                                       0.08%
--------------------------------------------------------------------------------
Total Operating Expenses                                                0.40%
--------------------------------------------------------------------------------

================================================================================
Expense example
--------------------------------------------------------------------------------

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower.

Share class                  1 Year     3 Years      5 Years      10 Years

Class Y shares                 $41        $128         $224         $507
--------------------------------------------------------------------------------
You would pay the following expenses on the same investment, assuming you kept your shares.

Class Y shares                 $41        $128         $224         $507
--------------------------------------------------------------------------------
This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

Past performance is not a prediction of future results.

--------------------------------------------------------------------------------
(i) Because class Y shares are new, the bar chart and table show returns for class A shares. Returns for class Y shares will be somewhat higher, because class Y shares has lower expenses.

(ii) Performance for the unmanaged S&P 500(R) Index does not reflect transaction costs or management fees.

(iii) The date of inception of class A is 1/1/50.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as transfer agency, legal and share registration fees.

--------------------------------------------------------------------------------
(1) The annual operating expense have been restated from fiscal year amounts to reflect current fees.


                                                                     The Funds 3

                                                          Developing Growth Fund

GOAL / APPROACH

      The fund seeks capital appreciation. It does this by investing primarily in the common stocks of small companies with exciting prospects, strong management, and above-average, long-term growth potential. The fund uses a bottom-up stock selection process, which means that it focuses on the investment fundamentals of companies, rather than reacting to market events. Normally, the fund invests at least 65% of its total assets in securities of small companies.

      The fund tries to identify companies that are in the developing growth phase. This is a period of swift development when growth occurs at a rate rarely equaled by established companies in their mature years. The fund focuses on companies that it believes are strongly positioned in this phase. Of course, because the actual growth of a company cannot be foreseen, Lord Abbett may not always be correct in its judgments about which phase a company is in.

      While typically fully invested, we may take a temporary defensive position in cash and short-term debt securities. This could prevent the fund from realizing its investment objective.

MAIN RISKS

      Although small-company stocks offer significant appreciation potential, they generally carry more risk than larger companies. Generally, small companies rely on limited product lines and markets, financial resources, or other factors, and may lack management depth or experience. This may make them more susceptible to setbacks or economic downturns.

      Small-company stocks tend to be more volatile in price, have fewer shares outstanding and trade less frequently than other stocks. Therefore, small-company stocks often are subject to wider price fluctuations. Many small-company stocks are traded over the counter and are not traded in the volume typical of stocks listed on a national securities exchange.

We or the fund refers to Lord Abbett Developing Growth Fund, Inc. ("Developing Growth fund") which operates under the supervision of its Board with the advice of Lord, Abbett & Co.("Lord Abbett"), it's investment manager.

About the fund. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in securities markets. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

Growth Stocks are stocks which exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level, but also tend to be more volatile than bargain stocks.

Small-Company Stocks. Stocks of smaller companies which often are new and less established, with a tendency to be faster-growing but more volatile than large company stocks.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the funds and their risks.


4 The Funds

                             Developing Growth Fund

                                                               Symbols:Class Y -

PAST PERFORMANCE

      The information below provides some indication of the risks of investing in the fund, showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.


                                 AWAITING DATA


================================================================================
      The table below shows a comparison of the fund's class A average annual total return to that of the Russell Mid-Cap Growth Index(R). Fund returns assume reinvestment of dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class                                           1 Year       Inception(iii)

A                                                0.00.%          0.00.%
--------------------------------------------------------------------------------
Russell Mid-Cap Growth Index(R)(ii)              0.00.%          0.00.%
--------------------------------------------------------------------------------

FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

================================================================================
Fee table
--------------------------------------------------------------------------------

                                                                     Class Y

Shareholder Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                                             none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")                        none
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets) (as a % of average net assets)(1)
--------------------------------------------------------------------------------
Management Fees (See "Management")                                    0.90%
--------------------------------------------------------------------------------
Other Expenses (See "Management")                                     0.28%
--------------------------------------------------------------------------------
Total Operating Expenses                                              1.18%
--------------------------------------------------------------------------------

================================================================================
Expense example
--------------------------------------------------------------------------------

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower.

Share class                 1 Year   3 Years   5 Years    10 Years

Class Y shares                $12      $37       $649      $1,434
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment, assuming you kept your shares.

Class Y shares                $12      $37       $649      $1,434
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

Past performance is not a prediction of future results.

--------------------------------------------------------------------------------
(i) Because class Y shares are new, the bar chart and table show returns for class A shares. Returns for class Y shares will be somewhat higher, because class Y shares has lower expenses.

(ii) Performance for the unmanaged Russell Mid-Cap Growth Index(R) does not reflect transaction costs or management fees.

(iii) The date of inception of class A is 8/1/95.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as transfer agency, legal and share registration fees.

--------------------------------------------------------------------------------
(1) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.


                                                                     The Funds 5

                                                              Mid-Cap Value Fund

GOAL / APPROACH

      The fund seeks capital appreciation. It does so by investing primarily in common stocks of mid-sized companies while using a value approach to investing. This means that it tries to identify bargain stocks. The fund generally focuses on companies with market capitalizations of roughly $500 million to $5 billion, but not less than approximately $50 million. The fund selects stocks based on appreciation potential, without regard to current income.

      We try to identify companies that have the potential for significant market appreciation from growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify those companies, we look for such factors as:

      o     changes in economic and financial environment,

      o     new or improved products or services,

      o     new or rapidly expanding markets,

      o     changes in management or structure of the company,

      o     price increases

      o improved efficiencies resulting from new technologies or changes in distribution, or

      o changes in government regulations, political climate or competitive conditions.

      While typically fully invested, we may take a temporary defensive position in cash and short-term debt securities. This could prevent the fund from realizing its investment objective.

MAIN RISKS

      While stocks have historically been a leading choice of long-term investors, they fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

      Our performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing small-company stocks or growth stocks), or other funds of the same type. Different types of stocks tend to shift in out of favor depending on market and economic conditions. There is the risk that an investment may never reach what we think is its full value, or may go down in value, but our value approach might limit our downside risk because value stocks in theory are already underpriced.

      An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

We or the fund refers to Lord Abbett Mid-Cap Value Fund, Inc. ("Mid-Cap Value Fund") which operates under the supervision of its Board with the advice of Lord, Abbett & Co.("Lord Abbett"), it's investment manager.

About the fund. This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in securities markets. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

Bargain stocks are stocks of companies that appear under- priced according to certain financial measurements of their intrinsic worth or business prospects.

Growth Stocks. Stocks which exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level, but also tend to be more volatile than bargain stocks.

Large companies are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Middle-sized companies usually have market capitalizations of roughly $500 million to $5 billion, but not less than $50 million.

Small-Company Stocks. Stocks of smaller companies which often are new and less established, with a tendency to be faster-growing but more volatile than large company stocks.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describe the other investment strategies used by the fund and their risks.


8 The Funds

                                           Mid-Cap Value Fund Symbols: Class Y -

PAST PERFORMANCE

      Because High Yield fund began operations on December __, 1998, there is no bar or table of performance.


                                  AWAITING DATA


================================================================================
      The table below shows a comparison of the fund's class A average annual total return to that of the Lehman Brothers Aggregate Bond Index. Fund returns assume reinvestment of dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class                                        1 Year       Inception(i)

A                                             0.00.%          0.00.%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(ii)      0.00.%          0.00.%
--------------------------------------------------------------------------------

FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

================================================================================
Fee table
--------------------------------------------------------------------------------

                                                                     Class Y

Shareholder Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)                                            none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")                       none
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets) (as a % of average net assets)(1)
--------------------------------------------------------------------------------
Management Fees (See "Management")                                   0.60%
--------------------------------------------------------------------------------
Other Expenses (See "Management")                                    0.25%
--------------------------------------------------------------------------------
Total Operating Expenses                                             0.85%
--------------------------------------------------------------------------------

================================================================================
Expense example
--------------------------------------------------------------------------------

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower.

Share class                   1 Year     3 Years      5 Years     10 Years

Class Y shares                $   90      $  270       $  471      $1,051
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment, assuming you kept your shares.

Class Y shares                $   90      $  270       $  471      $1,051
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.


Past performance is not a prediction of future results.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as transfer agency, legal and share registration fees.

--------------------------------------------------------------------------------
(1) The annual operating expenses have been restated from the fund's fiscal year amounts to reflect current fees.

                                                                     The Funds 9

                                Your Investment

PURCHASES

      Class Y shares. Class Y shares are purchased at net asset value ("NAV") with no sales charge of any kind. The net asset value of our shares is calculated every business day as of the close of the New York Stock Exchange.

      Who May Invest? Eligible purchasers of Class Y shares include: (i) certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our Class Y shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers or other financial institutions ("mutual fund wrap-fee programs"), (ii) the trustee or custodian under any deferred compensation or pension or profit-sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by Lord Abbett or its sub-advisors on a private-advisory-account basis, and (iii) institutional investors, including retirement plans, companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $20 million that were not introduced to Lord Abbett by persons associated with a broker or dealer primarily involved in the retail security business. Additional payments may be made by Lord Abbett out of its own resources with respect to certain of these sales.

      How Much Must You Invest? You may buy our shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our exclusive selling agent. Place your order with your investment dealer or send the funds to the fund you selected (P.O. Box 419100, Kansas City, Missouri 64141). The minimum initial investment is $1 million except for mutual fund wrap-fee programs which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor which reserves the right to reject any order.

      Buying Shares Through Your Dealer. Orders for shares received by a fund prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the net asset value effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

      Buying Shares By Wire. To open an account, call 800-821-5129 Ext. 34028, Institutional Trade Dept., to set up your account and to arrange a wire transaction. Wire to: United Missouri Bank of Kansas City, N.A., Routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the fund of your choice, note Class Y shares and include your new account number and your name. To add to an existing account, wire to: United Missouri Bank of Kansas City, N.A., routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the fund of your choice, note Class Y shares and include your account number and your name.

NAV per share for each class of fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"). Each fund is open on those business days when the NYSE is open. Purchases and sales of fund shares are executed at the NAV next determined after the fund receives your order. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the funds to work with investment professionals that buy and/or sell shares of the funds on behalf of their clients. Generally, Lord Abbett Distributor does not sell fund shares directly to investors.


10 Your Investment

REDEMPTIONS

      By Broker. Call your investment professional for directions on how to redeem your shares.

      By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative can call the fund at 800-821-5129.

      By Mail. Submit a written redemption request indicating, the name(s) in which the account is registered, the fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

      Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

      Normally a check will be mailed to the name and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Redemption request for shares initially purchased by check will not be honored for up to 15 days, unless we are assured that the check has cleared earlier.

DISTRIBUTIONS AND TAXES

      Each fund pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized. Each fund expects to pay income dividends and capital gain distributions once a year, usually in December. Your distributions will be reinvested in your fund unless you instruct the fund to pay them to you in cash.

      The tax status of distributions is the same regardless of how long they have been in the fund or whether distributors are reinvested or paid in cash. In general, distributions are taxable as follows:

================================================================================
Federal Taxability of distributions

Type of               Tax rate for taxpayer      Tax rate for taxpayer subject
distribution         subject to 15% bracket         to 28% bracket and above
--------------------------------------------------------------------------------
Income                                                     Ordinary
dividends                     15%                          income rate
--------------------------------------------------------------------------------
Short-term                                                 Ordinary
capital gains                 15%                          income rate
--------------------------------------------------------------------------------
Long-term
capital gains                 10%                          20%
--------------------------------------------------------------------------------

Except in tax-advantaged accounts, any sale or exchange of fund shares may be a taxable event.

Important Information. You may be subject to a $50 penalty under the Internal Revenue Code if you do not provide a correct taxpayer identification number (Social Security Number for individuals) or make certain required certifications. In addition, we may be required to withhold from your account and pay to the U.S. Treasury 31% of any redemption proceeds and any dividend or distribution from your account.

Eligible Guarantor is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.

Taxes on Transactions. The chart at left also can provide a "rule of thumb" guide for your potential U.S. federal tax liability when selling or exchanging fund shares. The second row, "Short-term capital gains," applies to fund shares sold within 12 months of purchase. The third row, "Long-term capital gains," applies to shares held for more than 12 months.

Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates.

Any gains realized on a fund's transactions in options and financial futures will be treated as taxable long- or short-term capital gains.


                                                              Your Investment 11

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

      We offer the following shareholder services:

      Telephone Exchange Privilege: Class Y shares may be exchanged without a service charge for Class Y shares of any eligible Lord Abbett-sponsored fund.

      Account Statements. Generally, shareholders with the same last name and address will receive quarterly account statements.

      Householding. Generally, shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the funds.

      Account Changes. For any changes you need to make to your account, consult your investment professional or call the fund at 800-821-5129.

      Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

MANAGEMENT

      The funds' investment adviser is Lord, Abbett & Co., 767 Fifth Avenue, New York, NY 10153-0203. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $28 billion in more than 35 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the funds, see the Statement of Additional Information.

      Affiliated Fund - The fund pays Lord Abbett a monthly fee based on average daily net assets for each month. For the fiscal year ended October 31, 1998, the fee paid to Lord Abbett was at an annual rate of .00 of 1%. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

      Lord Abbett uses a team of portfolio managers and analysts acting together to manage the company's investments. W. Thomas Hudson Jr., Partner of Lord Abbett and Executive Vice President and Portfolio Manager, heads the team, the senior members of which are ? Mr. Hudson has been with Lord Abbett since 1982.

      Growth Opportunities Fund - The fund pays Lord Abbett a monthly fee based on the average daily net assets for each month. For the fiscal year ended October 31, 1998, the fee paid to Lord Abbett was at an annual rate of .00 of 1%. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

      Stephen J. McGruder, Partner of Lord Abbett and Executive Vice President and Senior Portfolio Manager of the Growth Opportunities Fund is primarily responsible for the day-today management of the fund. He joined Lord Abbett in 1995 and has over 29 years of investment experience. Before joining Lord Abbett, Mr. McGruder served since October of 1988 as Vice President of Wafra Investment Advisory Group, a private investment company. Mr. McGruder is assisted by, and may delegate management duties to, other Lord Abbett employees.

      High Yield Fund - The fund's investment adviser is Lord, Abbett & Co., 767 Fifth Avenue, New York, New York 10153-0203. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with more than $25 billion in 36 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the fund, see the Statement of Additional Information.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

Exchanges by telephone should not be used to take advantage of short-term swings in the market. The fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege and may revoke the privilege for all shareholders upon 60 days' written notice.


12 Your Investment

The fund pays Lord Abbett a monthly fee based on the average daily net assets for each month. For the fiscal year ended November 31, 1998, the fee paid to Lord Abbett was at an annual rate of .00 of 1%. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

Christopher J. Towle, Partner of Lord Abbett and Executive Vice President and Co-Portfolio Manager of the Fund, is primarily responsible for the day-to-day management of the Fund. Mr. Towle has been with Lord Abbett since 1988 and has over 17 years of investment experience. Mr. Towle is assisted by, and may delegate management duties to, other Lord Abbett employees.

Michael Goldstein serves as Co-Portfolio Manager of the Fund. Mr. Goldstein has been with Lord Abbett since April 1997. Before joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997.

International Fund - The fund pays Lord Abbett a monthly fee based on the average daily net assets for each month. For the fiscal year ended October 31, 1998, the fee paid to Lord Abbett was at an annual rate of .75 of 1%. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

Lord Abbett has entered into an agreement with Fuji-Lord Abbett International Ltd. (the "Sub-Adviser"), under which the Sub-Adviser provides Lord Abbett with advice regarding the International Fund's assets. Lord Abbett pays the Sub-Adviser a monthly fee equal to 1/2 of Lord Abbett's fee.

Christopher J. Taylor, Managing Director of the Sub-Adviser and Portfolio Manager of International Fund, is primarily responsible for fee date-to-day management of the fund. Mr. Taylor has been with the Sub-Adviser and its predecessor since 1987 and has over fifteen years of investment experience.

Small-Cap Fund - The fund pays Lord Abbett a monthly fee based on the average daily net assets for each month. For the fiscal year ended November 30, 1998, the fee paid to Lord Abbett was at an annual rate of .75 of 1%. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

Robert P. Fetch, Partner of Lord Abbett and Executive Vice President and Portfolio Manager of the Small-Cap Fund, is primarily responsible for the day-to-day management of the Small-in Cap Fund since its inception. Mr. Fetch is assisted by Gregory M. Macosko, and may delegate management duties to other Lord Abbett employees. Before joining Lord Abbett, Mr. Fetch was a Managing Director of Prudential Investment Advisors.


                                                              Your Investment 13

                              For More Information

OTHER INVESTMENT TECHNIQUES

      This section describes some of the investment techniques that might be used by the fund and their risks.

      Adjusting Investment Exposure. The fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. These strategies may involve buying or selling derivative instruments, such as options and futures contracts, stripped securities, currency exchange contracts, swap agreements, short sales of securities, indexed securities and rights and warrants. The fund may use these transactions to change the risk and return characteristics of the fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

      Borrowing. The fund may borrow from banks. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The fund may borrow only for temporary or emergency purposes, and not in an amount exceeding 331/3% of its total assets.

      Diversification. Each fund is a diversified fund, which means that with respect to 3/4 of its total assets, it will not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. (Name of fund is a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund. This may expose the fund to greater risk.)

      Foreign Securities. These securities are not subject to the same degree of regulation and may be more volatile and less liquid than securities traded in major U.S. markets. This affects block trading. Foreign portfolio securities may trade on days when an underlying fund does not value them. Fund share prices could be affected on days an investor cannot purchase or sell shares. Other risks include less information on public companies, banks and governments; political and social instability; expropriations; higher transaction costs; currency fluctuations; nondeductable withholding taxes and different accounting and settlement practices.

      Illiquid Securities. These securities include those that are not traded on the open market or that trade irregularly or in very low volume. They may be difficult or impossible to sell at the time and price the fund would like. Each underlying fund may invest up to 15% of its assets in illiquid securities.

      Portfolio Securities Lending. Each fund may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result of a loss or delay in recovering a fund's securities, if the borrower defaults. Each fund will limit its securities loans to 33 1/3% of its total assets.

      Repurchase Agreements. In a repurchase agreement, a fund buys a security at one price from a broker-dealer or financial institution and simultaneously agrees to sell the


14 For More Information
      same security back to the same party at a higher price in the future. If the other party to the agreement defaults or becomes insolvent, the fund could lose money.

GLOSSARY OF SHADED TERMS

      Additional Concessions. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional pay-ments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a fund and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

      In selecting dealers to execute portfolio transactions for a fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

      Authorized Institutions. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 plan are "authorized institutions". Lord Abbett Distributor is an Authorized Institution.

      Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such series is not offered for sale; (2) Lord Abbett Equity Fund; (3) Lord Abbett Series Fund; and
      (4) Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett family of funds). An Eligible Fund also is any Authorized Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

      Eligible Mandatory Distributions. If class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

      Legal Capacity. This term refers to the authority of an individual to act on behalf of an entity or other person(s). For example, if a redemption request were to be made on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A. Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

      To give another example, if a redemption request were to be made on behalf of the ABC Corporation by a person (Mary B. Doe) the has the legal capacity to act on the half of the Corporation, because she is the president of the corporation, the request must be executed as follows: ABC Corporation by Mary B. Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor.

      Mutual Fund Advisory Program. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett Distributor in accordance with certain standards approved


Guaranteed signature. An acceptable form of guarantee would be as follows:

o     In the case of the estate -

      Robert A. Doe
      Executor of the Estate of
      John W. Doe

      [Date]

          SIGNATURE GUARANTEED
          MEDALLION GUARANTEED
           NAME OF GUARANTOR


/s/ [ILLEGIBLE]
------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                                   X9003470
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM(SM)
                                              SR

o     In the case of the corporation -
       ABC Corporation

       Mary B. Doe

       By Mary B. Doe, President

       [Date]

          SIGNATURE GUARANTEED
          MEDALLION GUARANTEED
           NAME OF GUARANTOR


/s/ [ILLEGIBLE]
------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                                   X9003470
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM(SM)
                                              SR

                                                         For More Information 15
      by Lord Abbett Distributor, providing specifically for the use of fund shares (and sometimes providing for acceptance of orders for such shares on Lord Abbett Distributor's behalf) in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions.

      Purchaser. The term "purchaser" includes: (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and
      (iii) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

      Special Retirement Wrap Program. A program sponsored by an authorized institu-tion showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a mutual fund wrap-fee program. Such characteristics include, among other things, the fact that an authorized institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the class A 12b-1 Plan and the fact that the program relates to participant- directed Retirement Plans.

RECENT PERFORMANCE

   Bond-Debenture Fund -
   Developing Growth Fund - To come from Annual Report
   Mid-Cap Value Fund - To come from Annual Report

Year 2000 Issues. Each fund could be adversely affected if the computers used by each fund and their service providers do not properly process and calculate date-related information from and after January 1, 2000.

While year 2000-related computer problems could have a negative effect on each fund, Lord Abbett is working to avoid such problems and has assurances from each fund's service providers that they are taking similar steps. However, because the problem is unprecedented and efforts to identify and fix it are on-going, we don't know whether these efforts will be successful. Accordingly, each fund may be adversely affected.

Euro. On January 1, 1999, the eleven member states of the European Union converted to a common currency, know as the "Euro." Each fund could be adversely affected if the computers used by it and its service providers do not properly process and calculate Euro-related information from and after January 1, 1999. While Euro-related computer problems could have a negative effect on each fund, Lord Abbett is working to avoid such problems and has assurances from each fund's service providers that they are taking similar steps. However, because the problem is unprecedented, we don't know whether these efforts will be successful and, accordingly, each fund may be adversely affected.

16 For More Information

                                                             Bond-Debenture Fund

                             Financial Information

FINANCIAL HIGHLIGHTS

      This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended October 31, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request.

================================================================================
                                                  Class Y Shares
                                    --------------------------------------------
                                              Year Ended October 31,
Per Share Operating Performance:                     1998(a)

Net asset value, beginning of year                $    15.44
--------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------
 Net investment income                                   .15
--------------------------------------------------------------------------------
 Net realized and unrealized
--------------------------------------------------------------------------------
  gain (loss) on investments                            (.89)
--------------------------------------------------------------------------------
Total from investment operations                        (.74)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
 Dividends from net investment income                   (.13)
--------------------------------------------------------------------------------
 Distributions from net realized gain                   --
--------------------------------------------------------------------------------
Net asset value, end of year                      $    14.57
--------------------------------------------------------------------------------
Total Return(b)                                        (4.77)%
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------
 Expenses excluding waiver                              0.24%
--------------------------------------------------------------------------------
 Net investment income                                  0.00%
================================================================================
                                              Year Ended October 31,
                                    --------------------------------------------
Supplemental Data For All Classes:                      1998

Net Assets, end of year (000)                     $8,520,603
--------------------------------------------------------------------------------
Portfolio turnover rate                                56.49%
--------------------------------------------------------------------------------

(a)   From March 27, 1998 to October 31, 1998 commencement of operations.

(b) Total return is not annualized and assumes the reinvestment of all distributions..

(c)   Not annualized.

      See Notes to Financial Statements.


                                                        Financial Information 17

                                                             Bond-Debenture Fund

LINE GRAPH COMPARISON

      Immediately below is a comparison of a $10,000 investment in class Y shares to the same investment in the S&P 500(R) Index, assuming reinvestment of all dividends and distributions.
================================================================================

                                 AWAITING DATA

================================================================================
      Average Annual Total Return At Maximum Applicable Sales Charge For The Periods Ending October 31, 1998

                         1 Year         5 Years       10 Years (or Life)
--------------------------------------------------------------------------------
Class Y(4)                4.40%          4.66%              7.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Reflects the deduction of the maximum initial sales charge of 4.75%

(2) Performance for the unmanaged Lehman Municipal Bond Index does not reflect transaction costs, management fees or sales charges.

(3)   Source: Lipper Analytical Services.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 4.75% applicable to class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1998 using the SEC-required uniform method to compute total return. The class Y share inception date is 12/10/97.


18 Financial Information

                                                          Developing Growth Fund

FINANCIAL HIGHLIGHTS

      This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended October 31, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request.

================================================================================
                                                  Class Y Shares
                                    --------------------------------------------
                                              Year Ended October 31,

Per Share Operating Performance:                     1998(a)

Net asset value, beginning of year                $  11.28
--------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------
 Net investment income                                 .15
--------------------------------------------------------------------------------
 Net realized and unrealized
--------------------------------------------------------------------------------
  gain (loss) on investments                           .98
--------------------------------------------------------------------------------
Total from investment operations                       .74
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
 Dividends from net investment income                 1.13
--------------------------------------------------------------------------------
 Distributions from net realized gain                 --
--------------------------------------------------------------------------------
Net asset value, end of year                          --
--------------------------------------------------------------------------------
Total Return(b)(c)                                   10.02%
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------
 Expenses excluding waiver                            0.84%
--------------------------------------------------------------------------------
 Net investment income                                1.11%
--------------------------------------------------------------------------------

================================================================================
                                                 Year Ended October 31,
                                    --------------------------------------------
Supplemental Data For All Classes:             1998                   1997(d)

Net Assets, end of year (000)                $153,033                 $37,334
--------------------------------------------------------------------------------
Portfolio turnover rate                        20.52%                  29.72%
--------------------------------------------------------------------------------

(a)   From December 30, 1997 to October 31, 1998 commencement of operations.

(b) Total return is not annualized and assumes the reinvestment of all distributions..

(c)   Not annualized.

(d)   From December 30, 1996 to October 31, 1997.

      See Notes to Financial Statements.


                                                        Financial Information 19

                                                          Developing Growth Fund

LINE GRAPH COMPARISON

      Immediately below is a comparison of a $10,000 investment in class Y shares to the same investment in the S&P 500(R) Index, assuming reinvestment of all dividends and distributions.
================================================================================

                                 AWAITING DATA

================================================================================
      Average Annual Total Return At Maximum Applicable Sales Charge For The Periods Ending October 31, 1998

                         1 Year         5 Years       10 Years (or Life)
--------------------------------------------------------------------------------
Class Y(4)                4.40%          4.66%              7.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Reflects the deduction of the maximum initial sales charge of 4.75%

(2) Performance for the unmanaged Lehman Municipal Bond Index does not reflect transaction costs, management fees or sales charges.

(3)   Source: Lipper Analytical Services.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 4.75% applicable to class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1998 using the SEC-required uniform method to compute total return. The class Y share inception date is 12/10/97.


20 Financial Information

                                                              Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS

      This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended November 30, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended November 30, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request.

================================================================================
                                                Class Y Shares
                                 -----------------------------------------------
                                            Year Ended November 30,

Per Share Operating Performance:                     1998(a)
Net asset value, beginning of year               $  16.34
--------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------
 Net investment income                                .00(c)
--------------------------------------------------------------------------------
 Net realized and unrealized
--------------------------------------------------------------------------------
  gain (loss) on investments                          .00
--------------------------------------------------------------------------------
Total from investment operations                      .00
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
 Dividends from net investment income                (.00)
--------------------------------------------------------------------------------
 Distributions from net realized gain                --
--------------------------------------------------------------------------------
Net asset value, end of year                     $   0.00
--------------------------------------------------------------------------------
Total Return(b)                                      0.00%
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------
 Expenses excluding waiver                           0.00%(c)
--------------------------------------------------------------------------------
 Net investment income                               0.00%
--------------------------------------------------------------------------------

================================================================================
                                            Year Ended November 30,
                                 -----------------------------------------------
Supplemental Data For All Classes:                   1998
--------------------------------------------------------------------------------
Net Assets, end of year (000)                      $000,000
--------------------------------------------------------------------------------
Portfolio turnover rate                              0.00%
--------------------------------------------------------------------------------

(a) From December 30, 1997 to November 30, 1998 commencement of operations (unaudited).

(b) Total return is not annualized and assumes the reinvestment of all distributions..

(c)   amount less than 0.01%.

(d)   Not annualized.

      See Notes to Financial Statements.


                                                        Financial Information 23

                                                              Mid-Cap Value Fund

Line Graph Comparison

      Immediately below is a comparison of a $10,000 investment in class Y shares to the same investment in the Russell 2000(R) Index, assuming reinvestment of all dividends and distributions.
================================================================================


                                 AWAITING DATA


================================================================================
                Average Annual Total Return At Maximum Applicable
              Sales Charge For The Periods Ending November 30, 1998

                         1 Year         5 Years       10 Years (or Life)
--------------------------------------------------------------------------------
Class Y(4)                4.40%          4.66%              7.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)   Reflects the deduction of the maximum initial sales charge of 4.75%

(2) Performance for the unmanaged Lehman Municipal Bond Index does not reflect transaction costs, management fees or sales charges.

(3)   Source: Lipper Analytical Services.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 4.75% applicable to class A shares, with all dividends and distributions reinvested for the periods shown ending September 30, 1998 using the SEC-required uniform method to compute total return. The class Y share inception date is 12/10/97.


24 Financial Information

                              For more Information

      More information on these funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

      Describes the funds, lists portfolio holdings and contains a letter from the funds' manager discussing recent market conditions and each fund's investment strategies.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

      Provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

      Bond-Debenture Fund
      Developing Growth Fund
      Mid-Cap Value Fund

      The General Motors Building
      767 Fifth Avenue
      New York, NY 10153-0203
      ---------------------------
      SEC file number: 811-?, 811-?, 811-3691

To obtain information:

By telephone. Call the funds at
800-426-1130

By mail. Write to the funds at:
The Lord Abbett Family of Funds
767 Fifth Avenue
New York, NY 10153-0203

Via the Internet. Text only
versions of fund documents
can be viewed online or
downloaded from:

Lord, Abbett & Co.
http://www.lordabbett.com

SEC
http://www.sec.gov

You can also obtain copies by visiting
the SEC's Public Reference Room in
Washington, DC (phone 800-SEC-0330) or
by sending your request and a
duplicating fee to the SEC's Public
Reference Section, Washington, DC
20549-6009.

LORD, ABBETT & CO.
Statement of Additional Information                                 May 1, 1999

                    Lord Abbett Developing Growth Fund, Inc.
                      Lord Abbett Bond-Debenture Fund, Inc.
                      Lord Abbett Mid-Cap Value Fund, Inc.

This Statement of Additional Information is not a Prospectus. A Prospectus for the Class Y shares of Lord Abbett Developing Growth Fund, Inc. ("Developing Growth Fund"), Lord Abbett Bond-Debenture Fund, Inc. ("Bond-Debenture Fund"), and Lord Abbett Mid-Cap Value Fund ("Mid-Cap Value Fund"), individually ("we" or the "Fund"), collectively (the "Funds"), may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus, dated May 1, 1999.

Our Boards of Directors have authority to create and classify shares in separate series, without further action by shareholders. To date, the Boards of Directors have authorized five classes of shares for Developing Growth Fund, Bond-Debenture Fund, and Mid-Cap Value Fund (Class A, B, C, P and Y). The Board of a Fund will allocate a Fund's shares among its classes from time to time. All shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Although no present plans exist to do so, further series may be added to one or more of the Funds in the future. The Investment Company Act of 1940, as amended (the "Act"), requires that where more than one series exists for a Fund, each series must be preferred over all other series in respect of assets specifically allocated to such series.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of directors from its separate voting requirements.

Shareholder inquiries should be made by writing directly to the Fund or by calling 800-821-5129. In addition, you can make inquiries through your dealer.

  TABLE OF CONTENTS                                         Page

1.   Investment Objective and Policies                      2

2.   Directors and Officers                                 5

3.   Investment Advisory and Other Services                 7

4.   Portfolio Transactions                                 8

5.   Purchases, Redemptions and Shareholder Services        9

6.   Past Performance                                      10

7.   Taxes                                                 11

8.   Information About the Fund                            11

9.   Financial Statements                                  12

                                       1.
                       Investment Objective and Policies

Fundamental Investment Restrictions. Each Fund is subject to the following investment restrictions which cannot be changed without approval of the holders of a majority of a Fund's outstanding shares. Each Fund may not: (1) borrow money, except that (i) each Fund may borrow from banks (as defined in the Investment Company Act of 1940 ("the Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law; (2) pledge its assets (other than to secure such borrowings, or to the extent permitted by the Fund's investment policies, as permitted by applicable law; (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws; (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law; (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts); (6) with respect to 75% of the gross assets of each Fund, buy securities of one issuer representing more than (i) 5% of the Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer; (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or (8) issue senior securities to the extent such issuance would violate applicable law.

With respect to the restrictions mentioned herein, compliance therewith will not be affected by change in the market value of portfolio securities but will be determined at the time of purchase or sale of such securities.

Non-Fundamental Investment Restrictions. In addition to the investment restrictions above which cannot be changed without shareholder approval, we also are subject to the following non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval. Each Fund may not: (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes; (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law; (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Directors; (4) invest in securities of other investment companies as defined in the Act, except as permitted by applicable law; (5) invest in securities of issuers which, with their predecessors, have a record of less than three years of continuous operation, if more than 5% of each Fund's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities); (6) hold securities of any issuer when more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more of each Fund's officers or directors or by one or more partners of each Fund's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of such securities of such issuer; (7) invest in warrants if, at the time of acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund's total assets (included within such limitation, but not to exceed 2% of the Funds total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange); (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities; (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the prospectus and statement of additional information, as may be amended from time to time; or (10) buy from or sell to any of its officers, directors, employees, or its investment adviser or any of its officers, directors, partners or employees, any securities other than shares of each Fund's common stock.

Although they have no current intention to do so, each Fund may invest in financial futures and options on financial futures.

Each Fund did not invest in repurchase agreements or lend portfolio securities during last fiscal year and have no present intent to do so.

PORTFOLIO TURNOVER RATE. For the fiscal year ended January 31, 1998, the portfolio turnover rate for Developing Growth Fund was 33.60%, versus 42.35% for the prior fiscal year; for the fiscal year ended December 31, 1997, the portfolio turnover rate for Bond-Debenture Fund was 89.14%, versus 106.79% for the prior year; and for the fiscal year ended December 31, 1997, the portfolio turnover rate for Mid-Cap Value Fund was 56.96%, versus 38.88% for the prior year.

INVESTMENT POLICIES (WHICH CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL)

Rule 144A Securities (All Funds). The Fund may invest in securities qualifying for resale to "qualified institutional buyers" under SEC Rule 144A that are determined by the Board, or by Lord Abbett pursuant to the Board's delegation, to be liquid securities. The Board will review quarterly the liquidity of the investments the Fund makes in such securities. Investments by the Fund in Rule 144A securities initially determined to be liquid could have the effect of diminishing the level of the Fund's liquidity during periods of decreased market interest in such securities among qualified institutional buyers.

The Fund's custodian will segregate cash or liquid high-grade debt securities in an amount not less than that required by Securities Exchange Commission ("SEC") Release 10666 with respect to Fund assets committed to written covered call options. If the value of the segregated securities declines, additional cash or debt securities will be added on a daily basis (i.e., marked-to-market) so that the segregated amount will not be less than the amount of each Fund's commitments with respect to such written options.

Stock Index Futures Contracts (Developing Growth). The Fund believes it can reduce the volatility inherent in its portfolio through the use of stock index futures contracts. (A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. No consideration is paid or received at the time the contract is entered into, only the good faith deposit described herein.) When Lord Abbett, our investment manager, anticipates a general decline in the sector of the stock market which includes our portfolio assets, we can reduce risk by hedging the effect of such decline on our ability to sell assets at best price or otherwise hedge a decision to delay the sale of portfolio securities. Such hedging would be possible if there were an established, regularly-quoted stock index for equities of the character in which we invest and if an active public market were to develop on a stock exchange or board of trade in futures contracts based on such index.

The market value of a futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract, except as otherwise described below. If a stock index is established which is made up of securities whose market characteristics closely parallel the market characteristics of the securities in our portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of our portfolio. Thus, if we should sell futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the percentage of the portfolio value represented by the value of the futures position). Conversely, when we are in a strong cash position (for example, through substantial sales of our shares) and wish to invest the cash in anticipation of a rising market, we could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.

The public markets for existing stock index futures contracts, such as those using the Standard & Poor's 100 Index and 500 Index traded on the Chicago Mercantile Exchange or those using the New York Stock Exchange Composite Index traded on the New York Stock Exchange ("NYSE"), are active and have developed substantial liquidity and we expect a similar market to develop for stock index futures on a representative group of over-the-counter stocks. The existence of an active market would permit us to close out our position in futures contracts by purchasing an equal and opposite position in the public market. Under futures contracts currently in use, the purchaser would be required to segregate in a separate account, as a good faith deposit, cash or Treasury bills in an amount set by a board of trade or exchange (currently approximately 5% of the contract value). Each day during the contract period we would either pay or receive an amount of cash equal to the daily change in the total value of the contracts. The amount which we may segregate upon entering into a futures contract may not exceed, together with the amounts on deposit under all outstanding contracts, 5% of the value of our total assets, nor may we enter into additional futures contracts if, as a result, the aggregate amount committed under all our open futures contracts would exceed more than one-third of the value of such assets.

There are several risks in connection with the use of futures contracts as a hedging device. One risk is the imperfect correlation between the composition of our portfolio securities and the applicable stock index. If the value of the futures contract moves more than the value of the stock being hedged, we would experience either a loss or a gain on the futures contract which would not be completely offset by movements in the value of the securities which are the subject of the hedge. Another risk is that the value of futures contracts may not correlate perfectly with movement in the stock index due to certain market distortions. Although we will enter into futures contracts strictly to hedge our portfolio or cash positions, other investors use these investment vehicles for other, sometimes more speculative, purposes. At times, excess speculation in the futures market can distort the normal market relationship between the price of the futures contract and the value of the index. If we decide to enter into or close out our futures position during a period of such excess speculation, the hedging strategy will be more or less successful, depending on the direction and amount of this distortion, than otherwise would be the case. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures contracts, a correct forecast of general market trends by Lord Abbett may still not result in a successful hedging transaction.

It is possible that, when we sell futures contracts to hedge our portfolio against a decline in the market, the market, as measured by the stock index, may advance while the value of securities held in our portfolio may decline. If this occurs, we will lose money on the futures contracts and also experience a decline in value in our portfolio securities. However, Lord Abbett believes that over time the value of a diversified portfolio will tend to move in the same direction as the market index upon which the futures contracts are based.

Where futures contracts are purchased to hedge against a possible increase in the price of stock before we are able to invest our cash position in stock in an orderly fashion, it is possible that the market may decline instead and we would realize a loss; if we then decide not to invest in stock at that time because of concern as to possible further market decline or for other reasons, we would realize a loss on the futures contract that would be offset, to the extent the cash position had not been invested in stocks being hedged.

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such contracts. Although we intend to purchase or sell futures contracts only if an active market has developed and is continuing, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close out a futures position, and in the event of adverse price movements, we would continue to be required to make daily cash payments marking our position to market. However, since futures contracts would have been used to hedge portfolio securities and such securities would not be sold until the futures contracts had been terminated, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

We may incur additional brokerage commissions through entering into futures contracts, although we also can save on commissions by hedging through such contracts rather than through buying or selling individual securities in anticipation of market moves. Successful use by us of futures contracts will depend upon Lord Abbett's ability to predict movements in the direction of the over-the-counter market generally, which requires different skills and techniques than predicting changes in the prices of individual stocks.

To date, we have not entered into any futures contracts and have no present intent to do so. An established, regularly-quoted stock index for equities of the character in which we invest has not yet been established. If such an index is established and we actually use futures contracts, we will disclose such use in our Prospectus.

                                       2.
                             Directors and Officers

The following director is a partner of Lord, Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. He has been associated with Lord Abbett for over five years and is also an officer and/or director of all of the twelve other Lord Abbett-sponsored funds. He is an "interested person" as defined in the Act, and as such, may be considered to have an indirect financial interest in the Rule 12b-1 Plan described in the Prospectus.

Robert S. Dow, age 53, Chairman and President

The following outside directors are also directors or trustees of all or some of the twelve other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow
Courtroom Television Network
600 Third Avenue
New York, New York

Chief Executive Officer of Courtroom Television Network. Formerly President and Chief Executive Officer of Time Warner Cable Programming, Inc. Prior to that, President and Chief Operating Officer of Home Box Office. Age 57.

William H. T. Bush
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder and Chairman for the Board of financial advisory firm of Bush-O'Donnell & Company. Age 60.

Robert B. Calhoun
Monitor Clipper Partners
650 Madison Avenue, 9th Floor
New York, New York

Managing Director of Monitor Clipper Partners and President of The Clipper Group, both private equity investment funds. Age 55.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon. Age 67.

John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 72.

C. Alan MacDonald
Directorship Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Managing Director of Directorship Inc., a consultancy in board management and corporate governance. Formerly General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994 - 1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992 - 1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J.B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 65.

Hansel B. Millican, Jr.
Rochester Button Company
1100 Noblin Avenue
South Boston, Virginia

President and Chief Executive Officer of Rochester Button Company. Age 70.

Thomas J. Neff
Spencer Stuart U.S.
277 Park Avenue
New York, New York

Chairman of Spencer Stuart U.S., an executive search consulting firm. Age 60.

The second column of the following table sets forth the compensation accrued for the Fund's outside directors. The third column sets forth information with respect to the equity-based benefits accrued for outside directors by the Lord Abbett-sponsored funds. The fourth column sets forth the total compensation payable by such funds to the outside directors. No director of the Fund associated with Lord Abbett and no officer of the Fund received any compensation from the Fund for acting as a director or officer.

             For the Fiscal Year Ended January 31, 1998 (Developing Growth Fund) For the Fiscal Year Ended December 31, 1998 (Bond-Debenture Fund) For the Fiscal Year Ended December 31, 1998 (Mid-Cap Value Fund)

(1)                    (2)             (3)                (4)

                                                          For Year Ended
                                       Equity-Based       December 31, 1997
                                       Benefits Accrued   Total Compensation
                       Aggregate       by the Fund and    Accrued by the Fund
                       Compensation    Twelve Other Lord  and Twelve Other Lord
                       Accrued by      Abbett-sponsored   Abbett-sponsored
Name of Director       the Fund(1)     Funds(2)           Funds(3)
----------------       ------------    -----------------  ---------------------

E. Thayer Bigelow        $ 1,114          $17,068              $56,000
William H. T. Bush*      None             None                 None
Robert B. Calhoun**      None             None                 None
Stewart S. Dixon         $ 1,092          $32,190              $55,000

John C. Jansing          $ 1,092          $45,085(4)           $55,000
C. Alan MacDonald        $ 1,139          $30,703              $57,400
Hansel B. Millican, Jr   $ 1,092          $37,747              $55,000
Thomas J. Neff           $ 1,114          $19,853              $56,000

*     Elected as a director, June 17, 1998, effective as of August 13, 1998
**    Elected as a director, May 5, 1998, effective as of June 17, 1998

1. Outside directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its outside directors/trustees is being deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors/trustees.

2. The amounts in Column 3 were accrued by the Lord Abbett-Sponsored Funds for the 12 months ended October 31, 1997 with respect to the equity based plans established for independent directors in 1996. This plan supercedes a previously approved retirement plan for all future directors. Current directors had the option to convert their accrued benefits under the retirement plan. All of the outside directors except one made such an election.

3. This column shows aggregate compensation, including directors fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1997. The amounts of the aggregate compensation payable by the Fund as of January 31, 1998 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $3,724; Mr. Dixon, $29,166; Mr. Jansing, $65,878; Mr. MacDonald, $22,129; Mr. Millican, $67,603 and Mr. Neff, $68,005. If the amounts deemed invested in Fund shares were added to each director's actual holdings of Fund shares as of January 31, 1998, each would own, the following: Mr. Bigelow, 260 shares; Mr. Dixon, 3,125 shares; Mr. Jansing, 22,764 shares; Mr. MacDonald, 1,550 shares; Mr. Millican, 4,737 shares; and Mr. Neff, 8,420 shares.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan, which provides that outside directors (trustees) may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of the Fund have been associated with Lord Abbett for over five years. Of the following, Messrs. Carper, Hilstad, Morris, and Walsh are partners of Lord Abbett; the others are employees:

Executive Vice Presidents:

Stephen J. McGruder, age 54 (Developing Growth Fund); Christopher Towle, age 40 (Bond-Debenture Fund); Edward K. Von Der Linde, age (Mid-Cap Value Fund).

Vice Presidents:

Paul A. Hilstad, age 55, Vice President and Secretary (all Funds) (with Lord Abbett since 1995 - formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.); Thomas J. Baade, age 33 (Bond-Debenture Fund) (with Lord Abbett since 1998 - formerly Vice President of Smith Barney from 1990 to 1998); Zane Brown, age 46 (Bond-Debenture Fund); Daniel E. Carper, age 46 (all Funds); Michael S. Goldstein, age 29 (Bond-Debenture Fund); Cinda C. Hughes, age 35 (Developing Growth) (with Lord Abbett since 1998 - formerly Director, Equity Research of Phoenix Duff & Phelps from 1996 to 1998; prior thereto Analyst, PaineWebber from 1993 to 1996); Thomas
W. In, age 30 (Developing Growth) (with Lord Abbett since 1997 - formerly Assistant Vice President of Deutsche Morgan Grenfell from 1994 to 1997); Lawrence H. Kaplan, age 41 (all Funds) (with Lord Abbett since 1997 formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.); Thomas F. Konop, age 56 (all Funds); Robert G. Morris, age 53 (Bond-Debenture

Fund, Mid-Cap Value Fund); A. Edward Oberhaus, age 38 (all Funds); Keith F. O'Connor, age 42 (all Funds); Richard S. Szaro, age 55 (Bond-Debenture Fund); John J. Walsh, age 62, Vice Presidents; and

Treasurer:

Donna M. McManus, age 37, Treasurer (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP).

The Fund's By-Laws provide that the Fund shall not hold an annual meeting of its stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, as amended (the "Act"), or unless called by a majority of the Board of Directors or by stockholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors and vote on the approval of the independent auditors of the Fund.

As of May 1, 1998, our officers and directors, as a group, owned less than 1% of each Fund's outstanding shares.

                                       3.
                     Investment Advisory and Other Services

As described under "Our Management" in the Prospectus, Lord Abbett is the Funds' investment manager. Five of the general partners of Lord Abbett are officers and/or directors of the Funds, and are identified as follows: Daniel E. Carper, Robert S. Dow, Paul A. Hilstad, Robert G. Morris, and John J. Walsh. The address of each partner is The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. The other general partners who are neither officers nor directors of the Fund are: Stephen Allen, Zane E. Brown, Daria L. Foster, W. Thomas Hudson, Michael B. McLaughlin, and Robert J. Noelke.

The services performed by Lord Abbett are described under "Our Management" in the Prospectus.

Under the Management Agreement, Developing Growth Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1% of the portion of our net assets not in excess of $100,000,000 and .50 of 1% of such assets over $100,000,000. This fee is allocated among all class shares based on the classes' proportionate shares of such average daily net assets. For the fiscal years ended January 31, 1998, 1997 and 1996, the management fees paid to Lord Abbett amounted to $2,325,894, $1,579,214, and $1,098,965, respectively.

Under its Management Agreement, Bond-Debenture Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .50 of 1% of the Fund's first $500 million of average daily net assets and .45% of such assets over $500 million. This fee is allocated among all classes based on each's proportionate shares of such average daily net assets. For the fiscal years ended December 31, 1997, 1996 and 1995, the management fees paid to Lord Abbett by Bond-Debenture Fund amounted to $11,621,344, $7,802,104, and $5,342,563, respectively.

Under its Management Agreement, Mid-Cap Value Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets at the annual rate of
 .75 of 1% on the first $200 million; .65 of 1% on the next $300 million; and .50 of 1% on the excess over $500 million. For the fiscal years ended December 31, 1997, 1996 and 1995, the management fees paid to Lord Abbett by Mid-Cap Value Fund amounted to $2,102,611, $1,733,689 and $1,584,007.

We pay all expenses not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio security transactions.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, are the independent accountants of the Funds and must be approved at least annually by the Boards of Directors to continue in such capacity. They perform audit services for the Fund, including the examination of financial statements included in our annual report to shareholders.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York 10286, is the Fund's custodian. In accordance with the requirements of Rule 17f-5 under the Act, the Fund' directors have approved arrangements permitting the Funds' foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.

                                       4.
                             Portfolio Transactions

Our policy is to obtain best execution on all our portfolio transactions, which means that we seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, we generally pay, as described below, a higher commission than some brokers might charge on the same transactions. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of the Fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts --investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Funds to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds may be preferred. If other clients of Lord Abbett buy or sell the same security at the same time as we do, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with us in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as we do, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as we do. We will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for our benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

During the fiscal years ended January 31, 1998, 1997 and 1996, Developing Growth Fund paid total commissions to independent dealers of $1,930,696, $1,696,590, and $981,015, respectively.

During the fiscal years ended December 31, 1997, 1996 and 1995, the Bond-Debenture Fund paid total commissions to independent broker-dealers of 414,773,720, $8,760,174 and $6,717,922, respectively.

During the fiscal years ending December 31, 1997, 1996 and 1995, the Mid-Cap Value Fund paid total commissions to independent broker-dealers of $992,190, $554,002, and $586,752, respectively.

                                       5.
                             Purchases, Redemptions
                            and Shareholder Services

The Funds value their portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

Information concerning how we value our shares for the purchase and redemption of our shares is described in the Prospectus under "Purchases" and "Redemptions," respectively.

As disclosed in the Prospectus, we calculate our net asset value and are otherwise open for business on each day that the NYSE is open for trading. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value per share for the Class Y shares will be determined by taking Class Y shares (net assets divided by shares outstanding). Our Class Y shares will be offered at net asset value.

The Funds have entered into distribution agreements with Lord Abbett Distributor, a New York limited liability company and subsidiary of Lord Abbett under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Funds, and to make reasonable efforts to sell Fund shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

CLASS Y SHARE EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class Y shares for Class Y shares of any other eligible Lord Abbett-sponsored fund currently offering Class Y shares to the public. Currently those other funds consist of Lord Abbett Affiliated Fund, Inc., Lord Abbett Research Fund, Inc. - Small-Cap Series and Growth Opportunities Fund, Lord Abbett Securities Trust - International Series.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the Funds to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Boards of Directors for the Funds may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 30 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

                                       6.
                                Past Performance

The Fund computes the average annual compounded rate of total return for Class Y shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes applicable sales charge deduction from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the total return computation for the period.

In calculating total returns for Class Y shares no sales charge is deducted from the initial investment and the return is shown at net asset value. Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

Class Y share performance. Using the computation method described above, the Developing Growth Fund's cumulative total return for the one-month period ending January 31, 1998 was 1.10%.

GET THESE NUMBERS FOR BOND-DEBENTURE AND MID-CAP VALUE FROM ROB FAMULARE.

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that this performance will be repeated in the future.

                                       7.
                                      Taxes

The value of any shares redeemed by the Funds or otherwise sold may be more or less than your tax basis in the shares at the time the redemption or sale is made. Any gain or loss generally will be taxable for federal income tax purposes. Any loss realized on the sale, or redemption of Fund shares which you have held for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gains distributions which you received with respect to such shares. Losses on the sale of stock or securities are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires stock or securities that are substantially identical.

As described in the Prospectus under "How We Invest - Risk Factors," the Funds may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is expected that Fund shareholders who are subject to United States federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by the Funds.

Gains and losses realized by the Funds on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

If the Funds purchase shares in certain foreign investment entities, called "PFICs" or "passive foreign investment companies," it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Funds to its shareholders. Additional charges in the nature of interest may be imposed on either the Funds or their shareholders with respect to deferred taxes arising from such distributions or gains. If the Funds were to invest in a passive foreign investment company with respect to which the Funds elected to make a "qualified electing fund" election, in lieu of the foregoing requirements, the Funds might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to the Funds. Proposed legislation would revise the passive foreign investment company rules in various respects; it is unclear whether and in what form such legislation might be enacted.

The Funds will be subject to a 4% nondeductible excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with a calendar year distribution requirement. The Fund intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

Dividends paid by the Funds should qualify for the dividends-received deduction for corporations, to the extent they are derived from dividends paid by domestic corporations.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to United States persons (United States citizens or residents and United States domestic corporations, partnerships, trusts and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the U.S. and foreign tax consequences of the ownership of shares of the Funds, including a 30% (or lower treaty rate) United States withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of United States gift and estate taxes to non-United States persons who own Funds' shares.

                                       8.
                           Information About the Fund

The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, from profiting on trades of the same security within 60 days and from trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of the Advisory Group.

                                       9.
                              Financial Statements

The financial statements for the fiscal year ended January 31, 1998, the fiscal half-year ended July 30, 1998, and the report of Deloitte & Touche LLP, independent accountants, on such financial statements contained in the 1998 Annual Report to Shareholders of Lord Abbett Developing Growth Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the fiscal year ended December 31, 1997, the fiscal half-year ended June 30, 1998, and the report of Deloitte & Touche LLP, independent public auditors, on such financial statements contained in the 1997 Annual Report to Shareholders of Lord Abbett Bond-Debenture Fund, Inc. are incorporated herein by reference to such financial statements and report, in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the fiscal year ended December 31, 1997, the fiscal half-year ended June 30, 1998, and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1997 Annual Report to Shareholders of Lord Abbett Mid-Cap Value Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

PART C      OTHER INFORMATION

This Post-Effective Amendment No. 28 (the "Amendment") to the Registrant's Registration Statement relates only to Developing Growth Fund's class Y shares.

The other classes of shares of the Registrant are listed below and are offered by the Prospectus and Statement of Additional Information in Parts A and B, respectively, of the Post-Effective Amendment to the Registrant's Registration Statement as identified. The following are separate classes of shares of the Registrant. This Amendment does not relate to, amend or otherwise affect the Prospectus and Statement of Additional Information contained in the prior Post-Effective Amendment listed below, and pursuant to Rule 485(d) under the Securities Act of 1933, does not affect the effectiveness of such Post-Effective Amendment.

                                 POST-EFFECTIVE
                                 AMENDMENT NO.
                                       24

Classes A, B, C and P

Item 23     Exhibits

            (a) Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. to the Registration Statement on Form N-1A filed on .
            (b)   By-Laws filed herewith.
            (c) Instruments Defining Rights of Security Holders incorporated by reference.
            (d)   Investment Advisory Contracts incorporated by reference.
            (e)   Underwriting Contracts incorporated by reference.
            (f) Bonus or Profit Sharing Contracts is incorporated by reference to Post Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on October 7, 1994.
            (g)   Custodian Agreements incorporated by reference.
            (h)   Other Material Contracts incorporated by reference.
            (i)   Legal Opinion incorporated by reference.
            (j)   Other Opinion.
            (k)   Omitted Financial Statements incorporated by reference.
            (l)   Initial Capital Agreements incorporated by reference.
            (m) Rule 12b-1 Plan incorporated by reference to Post Effective Amendment No. 12 filed on August 29, 1996.
            (n)   Financial Data Schedule. Incorporated by reference..
            (o)   Rule 18f-3 Plan. Incorporated by reference.

Item 24     Persons Controlled by or Under Common Control with the Fund

            None.

Item 25     Indemnification

            All Trustees, officers, employees and agents of Registrant are to be indemnified as set forth in Section 4.3 of Registrant's Declaration of Trust.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            In addition, Registrant maintains a Trustees' and officers' errors and omissions liability insurance policy protecting Trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26     Business and Other Connections of Investment Adviser

            Lord, Abbett & Co. acts as investment adviser for twelve other investment companies (of which it is principal underwriter for thirteen) and as investment adviser to approximately 8,300 private accounts as of September 30, 1998. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or Trustee of any entity.

Item 27     Principal Underwriters

      (a)   Lord Abbett Bond-Debenture Fund, Inc.
            Mid-Cap Value Fund, Inc.
            Lord Abbett Tax-Free Income Fund, Inc.
            Lord Abbett Global Fund, Inc.
            Lord Abbett Series Fund, Inc.
            Lord Abbett U.S. Government Money Market Fund, Inc.
            Lord Abbett Equity Fund
            Lord Abbett Tax-Free Income Trust
            Lord Abbett Affiliated Fund, Inc.
            Lord Abbett Investment Trust
            Lord Abbett Research Fund, Inc.
            Lord Abbett Securities Trust

            Investment Advisor
            American Skandia Trust (Lord Abbett Growth & Income Portfolio)

      (b)   The partners of Lord, Abbett & Co. are:

            Name and Principal            Positions and Offices
            Business Address (1)          with Registrant
            --------------------          ---------------

            Robert S. Dow                 Chairman and President
            Paul A. Hilstad               Vice President & Secretary
            Stephen J. McGruder           Executive Vice President
            Daniel E. Carper              Vice President
            Robert G. Morris              Vice President
            John J. Walsh                 Vice President

            The other general partners of Lord Abbett & Co. who are neither officers nor directors of the Registrant are Stephen I. Allen, Zane
            E. Brown, John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, W. Thomas Hudson, Jr., Stephen I. McGruder, Michael B. McLaughlin, Robert J. Noelke, R. Mark Pennington, and Christopher J. Towle.

            Each of the above has a principal business address:
            767 Fifth Avenue, New York, NY 10153

      (c)   Not applicable

Item 28     Location of Accounts and Records

            Registrant maintains the records, required by Rules 31a - 1(a) and
            (b), and 31a - 2(a) at its main office.

            Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

            Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29     Management Services

            None

Item 30     Undertakings

            The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.